SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($)	4 Months Ended	11 Months Ended
	Dec. 31, 2020	Dec. 02, 2021	Nov. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Aug. 31, 2020
Cash equivalents	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Unrecognized tax benefits	0	0	0	0	0	0
Accrued for interest and penalties	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Statutory federal income tax rate	21.00%	21.00%
Common Class A
Class of warrant or right, number of securities called by warrants or rights		10,819,167